ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 11,278	$ 12,841
Administrative expenses	1,626	1,603
Interest expense	6,890	6,616
Accrued expenses	$ 19,794	$ 21,060